Commitments and Contingencies (Details) ¥ in Thousands	1 Months Ended
	Apr. 30, 2018 item	Dec. 31, 2022 CNY (¥)
Litigation
Number of mobile games involved in the lawsuit | item	2
Total
Commitments and Contingencies
2023		¥ 3,873,347
2024		1,132,863
2025		451,502
2026		214,954
Beyond 2026		84,116
Total		5,756,782
Server and Bandwidth Service Fee Commitments
Commitments and Contingencies
2023		553,533
2024		341,458
2025		244,584
2026		103,392
Beyond 2026		31,970
Total		1,274,937
Capital Commitments
Commitments and Contingencies
2023		1,971,894
2024		756,196
2025		206,918
2026		111,562
Beyond 2026		52,146
Total		3,098,716
Royalties and Expenditure for Licensed Content Commitments
Commitments and Contingencies
2023		1,034,633
2024		18,111
Total		1,052,744
Office Machines and Other Commitments
Commitments and Contingencies
2023		313,287
2024		17,098
Total		¥ 330,385